Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of finance and operating lease by lessee [Line Items]
Weighted average incremental borrowing rate	3.37%	3.37%
Average duration of long-term lease agreement	10 years
Number of aircraft under lessor | Aircraft	2
Carrying amount of aircraft under operating lease	$ 12.3	$ 37.7
Scheduled expiration date of lease	2022
Total lease income amounts	$ 3.2	3.5	$ 3.5
Total liability related to leases including the provision of dismantling	$ 255.5	$ 328.9